Income tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2022	2021 1	2020 1

Current tax

Charge in respect of current year		(127)	(103)	(18)

Adjustments in respect of prior years		18	(12)	4

Total current tax charge		(109)	(115)	(14)

Deferred tax

In respect of temporary differences		29	103	(34)

Other adjustments in respect of prior years		1	13	(2)

Total deferred tax credit/(charge)	13	30	116	(36)

Total tax (charge)/credit		(79)	1	(50)

1.	Comparative balances have been restated – see Note 1b.

Summary of Profit Before Tax Differences Calculated	The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2022	2021	2020

Profit before tax	323	177	380

Tax calculated at UK rate (2022: 19%; 2021: 19%; 2020: 19%)	(62)	(34)	(72)

Effect of overseas tax rates	(12)	(24)	(7)

Effect of UK rate change	3	25	(5)

Joint venture and associate income reported net of tax	–	–	1

Intra-group financing benefit	–	7	14

Net expense not subject to tax	(9)	(9)	(7)

Gains and losses on sale of businesses not subject to tax	2	4	21

Unrecognised tax losses	3	9	(21)

Benefit from changes in local tax law	–	11	–

Benefit from US accounting method changes	–	11	–

Movement in provisions for tax uncertainties - current year	(23)	–	24

Adjustments in respect of prior years - movement in provisions for tax uncertainties	13	–	–

Adjustments in respect of prior years - other	6	1	2

Total tax (charge)/credit	(79)	1	(50)

UK	(41)	27	23

Overseas	(38)	(26)	(73)

Total tax (charge)/credit	(79)	1	(50)

Tax rate reflected in earnings	24.5%	(0.6)%	13.2%

1.	Comparative balances have been restated – see Note 1b.

Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income
The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2022	2021	2020

Net exchange differences on translation of foreign operations	4	10	(13)

Fair value gain on other financial assets	1	(1)	–

Remeasurement of retirement benefit obligations	(12)	(61)	2

	(7)	(52)	(11)

1.	Comparative balances have been restated – see Note 1b.